Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 10,454	$ 6,856	$ 8,123
Supplies	2,057	295
Prepaid expenses	511	444	459
Prepaid offering costs	1,638
Prepaid consulting fees	4,758
Other current assets	20	23	12
Total current assets	19,438	7,618	8,594
Current assets
Property and equipment, net	136	187	167
Intangible assets	2,071	191
Investments	100	100	419
Reinsurance recoverables	18,754	19,463
Cloud computing arrangements	4,709	2,745	244
Total assets	45,208	30,304	9,424
Current liabilities
Accounts payable	2,706	3,456	366
Related party payable	500
Shares payable	384
Parallel run advance	256
Accrued and other liabilities	504	402	248
Related party convertible debentures		9,967
Convertible debentures		22,236
Total current liabilities	4,350	36,061	614
Deferred compensation liability			90
Warrant liability	1,038
Forward purchase derivative	1,284
Long term debt	2,918
Policy reserves	18,754	19,463
Total liabilities	28,344	55,524	704
Commitments and contingencies
Stockholders’ equity (deficit)
Forward purchase agreement receivable	(3,989)
Preferred stock, $0.0001 par value; 10,000,000 shares authorized, none issued or outstanding as of September 30, 2022
Class A common stock, $0.0001 par value, 500,000,000 shares authorized, 33,027,830 issued and outstanding as of September 30, 2022	3
Undesignated preferred stock
Non-redeemable preferred stock		21,854	21,854
Common stock class A
Common stock class B
Stockholder subscription receivable			(3,750)
Additional paid-in capital	120,009	4,902	4,104
Accumulated deficit	(99,159)	(51,976)	(13,488)
Total stockholders’ equity (deficit)	16,864	(25,220)	8,720
Total Liabilities and Stockholders' Equity (Deficit)	$ 45,208	$ 30,304	$ 9,424